UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Redmile Group, LLC
Address: 100 Pine Street
         Suite #1925
         San Francisco, CA  94129

13F File Number:  028-12776

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeremy Green
Title:     Managing Member
Phone:     415-489-9980

Signature, Place, and Date of Signing:

 /s/ Jeremy Green     San Francisco, CA     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    33

Form 13F Information Table Value Total:    $268,374 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALIGN TECHNOLOGY INC           COM              016255101    16332   688399 SH       Defined                          68839        9
AMICUS THERAPEUTICS INC        COM              03152W109      110    31900 SH       Defined                           3190        0
AMYLIN PHARMACEUTICALS INC     COM              032346108     7112   625000 SH       Defined                          62500        0
ANTHERA PHARMACEUTICALS INC    COM              03674U102     2486   404965 SH       Defined                          40496        5
ARIAD PHARMACEUTICALS INC      COM              04033A100    26475  2161250 SH       Defined                         216125        0
ARTHROCARE CORP                COM              043136100     8946   282400 SH       Defined                          28240        0
AUXILIUM PHARMACEUTICALS INC   COM              05334D107     8004   401614 SH       Defined                          40161        4
BIOSPECIFICS TECHNOLOGIES CO   COM              090931106     4889   314449 SH       Defined                          29413        9
CONMED CORP                    COM              207410101     7132   277834 SH       Defined                          27783        4
CUTERA INC                     COM              232109108     5561   746500 SH       Defined                          74650        0
CYCLACEL PHARMACEUTICALS INC   COM              23254L108      948  2185179 SH       Defined                         160604        1
DAVITA INC                     COM              23918K108    14791   195100 SH       Defined                          19510        0
DYNAVAX TECHNOLOGIES CORP      COM              268158102    18049  5436507 SH       Defined                         543650        7
EDWARDS LIFESCIENCES CORP      COM              28176E108     9262   131000 SH       Defined                          13100        0
GILEAD SCIENCES INC            COM              375558103    13008   317800 SH       Defined                          31780        0
GTX INC DEL                    COM              40052B108     4062  1208900 SH       Defined                         120890        0
HEARTWARE INTL INC             COM              422368100     9970   144500 SH       Defined                          14450        0
INCYTE CORP                    COM              45337C102     8971   597689 SH       Defined                          59768        9
INHIBITEX INC                  COM              45719T103     5612   513000 SH       Defined                          51300        0
INTERMUNE INC                  COM              45884X103     6741   535000 SH       Defined                          53500        0
LEMAITRE VASCULAR INC          COM              525558201      121    20371 SH       Defined                           2037        1
MEDICINES CO                   COM              584688105     6187   331900 SH       Defined                          33190        0
MEDIVATION INC                 COM              58501N101    11569   250900 SH       Defined                          25090        0
MICROMET INC                   COM              59509C105     5162   718000 SH       Defined                          71800        0
NEKTAR THERAPEUTICS            COM              640268108      211    37700 SH       Defined                           3770        0
NPS PHARMACEUTICALS INC        COM              62936P103     3587   544300 SH       Defined                          54430        0
ONYX PHARMACEUTICALS INC       COM              683399109    17533   398941 SH       Defined                          39894        1
SAVIENT PHARMACEUTICALS INC    COM              80517Q100       39    17400 SH       Defined                           1740        0
SEQUENOM INC                   COM NEW          817337405    15291  3436103 SH       Defined                         343610        3
STRYKER CORP                   COM              863667101    10936   220000 SH       Defined                          22000        0
TRANS1 INC                     COM              89385X105     1133   605893 SH       Defined                          60589        3
TRIUS THERAPEUTICS INC         COM              89685K100      515   655700 SH       Defined                           7200        0
ZIMMER HLDGS INC               COM              98956P102    17629   330000 SH       Defined                          33000        0